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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02699

AIM Growth Series (Invesco Growth Series)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:        (713) 626-1919

Date of fiscal year end:             12/31

Date of reporting period:         03/31/14

Item 1. Schedule of Investments.

Invesco Balanced-Risk Retirement Now Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Quarterly Schedules of Portfolio Holdings March 31, 2014

invesco.com/us IBRR-QTR-1 3/14 Invesco Advisers, Inc.

Schedule of Investments

March 31, 2014

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

Schedule of Investments in Affiliated Issuers–100.05%(a)

	% of Net Assets 03/31/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/14	Value 03/31/14

Asset Allocation Funds–60.49%
Invesco Balanced-Risk Allocation Fund-Class R6(b)	60.49%	$31,613,424	$—	$(2,412,851)	$580,043	$(118,103)	$—	2,455,506	$29,662,513
Money Market Funds–39.56%
Liquid Assets Portfolio-Institutional Class	19.78%	10,512,131	1,397,282	(2,208,165)	—	—	1,610	9,701,248	9,701,248
Premier Portfolio-Institutional Class	19.78%	10,512,132	1,397,282	(2,208,166)	—	—	597	9,701,248	9,701,248
Total Money Market Funds		21,024,263	2,794,564	(4,416,331)	—	—	2,207	19,402,496	19,402,496
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $46,670,776)	100.05%	$52,637,687	$2,794,564	$(6,829,182)	$580,043	$(118,103)	$2,207		$49,065,009
OTHER ASSETS LESS LIABILITIES	(0.05)%								(23,067)
NET ASSETS	100.00%								$49,041,942
Invesco Balanced-Risk Retirement 2020 Fund Schedule of Investments in Affiliated Issuers–99.97%(a)
	% of Net Assets 03/31/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/14	Value 03/31/14

Asset Allocation Funds–85.55%
Invesco Balanced-Risk Allocation Fund-Class R6(b)	85.55%	$115,737,869	$—	$(9,512,828)	$2,192,605	$(562,674)	$—	8,928,392	$107,854,972
Money Market Funds–14.42%
Liquid Assets Portfolio-Institutional Class	7.21%	8,894,379	4,347,450	(4,147,091)	—	—	1,430	9,094,738	9,094,738
Premier Portfolio-Institutional Class	7.21%	8,894,379	4,347,450	(4,147,090)	—	—	527	9,094,739	9,094,739
Total Money Market Funds		17,788,758	8,694,900	(8,294,181)	—	—	1,957	18,189,477	18,189,477
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $121,365,934)	99.97%	$133,526,627	$8,694,900	$(17,807,010)	$2,192,605	$(562,674)	$1,957		$126,044,449
OTHER ASSETS LESS LIABILITIES	0.03%								35,042
NET ASSETS	100.00%								$126,079,491
Invesco Balanced-Risk Retirement 2030 Fund Schedule of Investments in Affiliated Issuers–99.73%(a)
	% of Net Assets 03/31/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/14	Value 03/31/14

Asset Allocation Funds–98.95%
Invesco Balanced-Risk Allocation Fund-Class R6(b)	79.24%	$104,369,953	$687,206	$(3,784,003)	$1,779,829	$(248,310)	$—	8,510,321	$102,804,675
Invesco Balanced-Risk Aggressive Allocation Fund(b)	19.71%	27,326,360	—	(2,347,581)	682,240	(86,417)	—	2,612,319	25,574,602
Total Asset Allocation Funds		131,696,313	687,206	(6,131,584)	2,462,069	(334,727)		11,122,640	128,379,277
Money Market Funds–0.78%
Liquid Assets Portfolio-Institutional Class	0.39%	500,553	2,864,736	(2,865,626)	—	—	41	499,663	499,663
Premier Portfolio-Institutional Class	0.39%	500,553	2,864,736	(2,865,626)	—	—	15	499,663	499,663
Total Money Market Funds		1,001,106	5,729,472	(5,731,252)	—	—	56	999,326	999,326
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $125,565,171)	99.73%	$132,697,419	$6,416,678	$(11,862,836)	$2,462,069	$(334,727)	$56		$129,378,603
OTHER ASSETS LESS LIABILITIES	0.27%								347,595
NET ASSETS	100.00%								$129,726,198

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

Invesco Balanced-Risk Retirement Funds

Schedule of Investments-(continued)

March 31, 2014

(Unaudited)

Invesco Balanced-Risk Retirement 2040 Fund

Schedule of Investments in Affiliated Issuers–99.95%(a)

	% of Net Assets 03/31/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/14	Value 03/31/14

Asset Allocation Funds–99.37%
Invesco Balanced-Risk Allocation Fund-Class R6(b)	46.35%	$35,432,090	$883,092	$(417,032)	$567,653	$(28,950)	$—	3,016,296	$36,436,853

Invesco Balanced-Risk Aggressive Allocation Fund(b)	53.02%	42,448,840	326,990	(2,050,872)	1,033,050	(79,766)	—	4,257,226	41,678,242

Total Asset Allocation Funds		77,880,930	1,210,082	(2,467,904)	1,600,703	(108,716)	—	7,273,522	78,115,095

Money Market Funds–0.58%
Liquid Assets Portfolio-Institutional Class	0.29%	303,107	1,619,629	(1,692,072)	—	—	20	230,664	230,664

Premier Portfolio-Institutional Class	0.29%	303,107	1,619,629	(1,692,072)	—	—	7	230,664	230,664

Total Money Market Funds		606,214	3,239,258	(3,384,144)	—	—	27	461,328	461,328

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $79,318,744)	99.95%	$78,487,144	$4,449,340	$(5,852,048)	$1,600,703	$(108,716)	$27		$78,576,423

OTHER ASSETS LESS LIABILITIES	0.05%								(38,225)

NET ASSETS	100.00%								$78,614,648

Invesco Balanced-Risk Retirement 2050 Fund Schedule of Investments in Affiliated Issuers–99.86%(a)
	% of Net Assets 03/31/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/14	Value 03/31/14

Asset Allocation Funds–99.34%
Invesco Balanced-Risk Allocation Fund-Class R6(b)	13.05%	$4,938,551	$495,546	$(212,253)	$93,957	$(16,516)	$—	438,682	$5,299,285

Invesco Balanced-Risk Aggressive Allocation Fund(b)	86.29%	35,480,587	778,144	(2,027,012)	883,403	(78,076)	—	3,578,861	35,037,046

Total Asset Allocation Funds		40,419,138	1,273,690	(2,239,265)	977,360	(94,592)	—	4,017,543	40,336,331

Money Market Funds–0.52%
Liquid Assets Portfolio-Institutional Class	0.26%	155,355	1,416,392	(1,464,848)	—	—	13	106,899	106,899

Premier Portfolio-Institutional Class	0.26%	155,355	1,416,391	(1,464,848)	—	—	5	106,898	106,898

Total Money Market Funds		310,710	2,832,783	(2,929,696)	—	—	18	213,797	213,797

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $41,202,148)	99.86%	$40,729,848	$4,106,473	$(5,168,961)	$977,360	$(94,592)	$18		$40,550,128

OTHER ASSETS LESS LIABILITIES	(0.14)%								54,928

NET ASSETS	100.00%								$40,605,056

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

Invesco Balanced-Risk Retirement Funds

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

                             Invesco Balanced-Risk Retirement Funds

A	Security Valuations – (continued)

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

                             Invesco Balanced-Risk Retirement Funds

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2014, all of the securities in Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund, and Invesco Balanced-Risk Retirement 2050 Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2014, the following funds had transfers from Level 2 to Level 1 due to the availability of the open-end fund NAV.

Invesco Balanced-Risk Retirement 2030 Fund	$25,574,602
Invesco Balanced-Risk Retirement 2040 Fund	41,678,242
Invesco Balanced-Risk Retirement 2050 Fund	35,037,046

NOTE 3 -- Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

			At March 31, 2014
	For the three months ended March 31, 2014*		Federal Tax	Unrealized	Unrealized	Net Unrealized Appreciation
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	(Depreciation)
Invesco Balanced-Risk Retirement Now Fund	$ --	$ 2,412,851	$ 46,692,160	$ 2,372,849	$ --	$ 2,372,849
Invesco Balanced-Risk Retirement 2020 Fund	--	9,512,828	121,601,106	4,443,343	--	4,443,343
Invesco Balanced-Risk Retirement 2030 Fund	687,206	6,131,584	125,756,080	4,000,798	(378,275)	3,622,523
Invesco Balanced-Risk Retirement 2040 Fund	1,210,082	2,467,904	79,430,980	--	(854,557)	(854,557)
Invesco Balanced-Risk Retirement 2050 Fund	1,273,690	2,239,265	41,288,173	--	(738,045)	(738,045)

* Excludes money market funds.

**Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

                             Invesco Balanced-Risk Retirement Funds

Invesco Convertible Securities Fund
Quarterly Schedule of Portfolio Holdings March 31, 2014

invesco.com/us MS-CSEC-QTR-1 3/14 Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–77.78%

Air Freight & Logistics–1.14%

UTI Worldwide Inc. Sr. Unsec. Conv. Notes, 4.50%, 03/01/19(b)	$14,639,000	$15,663,730

XPO Logistics Inc. Sr. Unsec. Conv. Notes, 4.50%, 10/01/17	4,877,000	9,168,760

		24,832,490

Apparel, Accessories & Luxury Goods–0.69%

Iconix Brand Group Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 03/15/18	1,030,000	1,410,456

2.50%, 06/01/16	10,000,000	13,631,250

		15,041,706

Application Software–2.83%

Bottomline Technologies de Inc. Sr. Unsec. Conv. Notes, 1.50%, 12/01/17	4,870,000	6,388,831

Mentor Graphics Corp. Unsec. Sub. Conv. Deb., 4.00%, 04/01/18(c)	4,950,000	6,181,313

Nuance Communications Inc. Sr. Unsec. Conv. Notes, 2.75%, 11/01/17(c)	8,150,000	8,206,031

Salesforce.com, Inc. Sr. Unsec. Conv. Notes, 0.25%, 04/01/18	18,435,000	20,912,203

Workday Inc. Sr. Unsec. Conv. Notes, 0.75%, 07/15/18(b)	15,500,000	19,888,438

		61,576,816

Asset Management & Custody Banks–0.85%

Ares Capital Corp., Sr. Unsec. Conv. Notes, 5.75%, 02/01/16(b)	6,000,000	6,555,000

5.75%, 02/01/16	5,895,000	6,440,287

Walter Investment Management Corp. Sr. Unsec. Sub. Conv. Notes, 4.50%, 11/01/19	5,850,000	5,550,188

		18,545,475

Automobile Manufacturers–0.85%

Ford Motor Co. Sr. Unsec. Conv. Notes, 4.25%, 11/15/16	4,195,000	7,616,547

Tesla Motors Inc. Sr. Unsec. Conv. Notes, 0.25%, 03/01/19	11,732,000	10,859,432

		18,475,979

Biotechnology–5.82%

Array BioPharma Inc. Sr. Unsec. Conv. Notes, 3.00%, 06/01/20	2,493,000	2,578,697

	Principal Amount	Value

Biotechnology–(continued)

BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 0.75%, 10/15/18	$8,517,000	$9,374,023

1.50%, 10/15/20	7,337,000	8,180,755

Cepheid Inc. Sr. Unsec. Conv. Notes, 1.25%, 02/01/21(b)	15,300,000	16,543,125

Cubist Pharmaceuticals Inc., Sr. Unsec. Conv. Bonds, 1.88%, 09/01/20(b)	7,173,000	8,670,364

Sr. Unsec. Conv. Notes, 1.13%, 09/01/18(b)	5,845,000	6,897,100

2.50%, 11/01/17	2,870,000	7,340,025

Emergent Biosolutions Inc. Sr. Unsec. Conv. Notes, 2.88%, 01/15/21(b)	3,587,000	3,864,992

Gilead Sciences, Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	11,656,000	36,279,358

Incyte Corp. Ltd., Sr. Unsec. Conv. Notes, 0.38%, 11/15/18(b)	1,775,000	2,259,797

1.25%, 11/15/20(b)	1,775,000	2,283,094

InterMune Inc. Sr. Unsec. Conv. Notes, 2.50%, 09/15/18	5,470,000	7,059,719

Medivation Inc. Sr. Unsec. Conv. Notes, 2.63%, 04/01/17	6,000,000	8,583,750

PDL BioPharma Inc. Sr. Unsec. Conv. Notes, 4.00%, 02/01/18	6,300,000	6,662,250

		126,577,049

Broadcasting–0.94%

Liberty Media Corp. Sr. Unsec. Conv. Notes, 1.38%, 10/15/23(b)	21,660,000	20,373,938

Casinos & Gaming–0.93%
MGM Resorts International Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	13,845,000	20,187,741

Catalog Retail–1.28%

Liberty Interactive LLC, Sr. Unsec. Conv. Global Notes, 0.75%, 03/30/23(c)	13,800,000	17,155,125

1.00%, 10/05/16(b)(c)	10,125,000	10,643,906

		27,799,031

Coal & Consumable Fuels–0.18%

Solazyme Inc. Sr. Unsec. Conv. Notes, 5.00%, 10/01/19	3,622,000	3,884,595

Communications Equipment–1.95%

Ciena Corp. Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(b)	8,855,000	12,574,100

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Communications Equipment–(continued)

Finisar Corp. Sr. Unsec. Conv. Notes, 0.50%, 12/15/18(b)(c)	$4,099,000	$4,724,098

Ixia Sr. Unsec. Conv. Notes, 3.00%, 12/15/15	5,430,000	5,755,800

JDS Uniphase Corp. Sr. Unsec. Conv. Notes, 0.63%, 08/15/18(b)(c)	18,450,000	19,441,687

		42,495,685

Construction Machinery & Heavy Trucks–2.78%

Greenbrier Cos., Inc. (The) Sr. Unsec. Conv. Notes, 3.50%, 04/01/18	15,510,000	21,966,037

Meritor Inc. Sr. Unsec. Gtd. Conv. Bonds, 7.88%, 12/01/20(c)	11,242,000	17,214,313

Navistar International Corp. Sr. Unsec. Conv. Notes, 4.50%, 10/15/18(b)	11,880,000	11,672,100

Wabash National Corp. Sr. Unsec. Conv. Notes, 3.38%, 05/01/18	6,905,000	9,623,844

		60,476,294

Construction Materials–0.90%

Cemex S.A.B. de C.V. (Mexico) Unsec. Sub. Conv. Global Notes, 3.25%, 03/15/16	14,300,000	19,671,438

Consumer Finance–0.99%

Portfolio Recovery Associates, Inc. Sr. Unsec. Conv. Notes, 3.00%, 08/01/20(b)	18,060,000	21,513,975

Data Processing & Outsourced Services–0.61%

Cardtronics, Inc. Sr. Unsec. Conv. Notes, 1.00%, 12/01/20(b)	13,497,000	13,201,821

Diversified Metals & Mining–1.25%

Molycorp Inc. Sr. Unsec. Conv. Notes, 6.00%, 09/01/17	13,481,000	10,826,928

RTI International Metals Inc. Sr. Unsec. Gtd. Conv. Notes, 1.63%, 10/15/19	16,480,000	16,284,300

		27,111,228

Electrical Components & Equipment–0.21%

SolarCity Corp. Sr. Unsec. Conv. Notes, 2.75%, 11/01/18	3,551,000	4,594,106

Electronic Components–0.60%

InvenSense Inc. Sr. Unsec. Conv. Notes, 1.75%, 11/01/18(b)	7,240,000	9,212,900

Vishay Intertechnoloy Inc. Sr. Unsec. Conv. Notes, 2.25%, 05/15/41(b)	4,150,000	3,932,125

		13,145,025

	Principal Amount	Value

Gold–0.94%

Royal Gold Inc. Sr. Unsec. Conv. Notes, 2.88%, 06/15/19	$19,526,000	$20,441,281

Health Care Equipment–4.71%

HeartWare International Inc. Sr. Unsec. Conv. Notes, 3.50%, 12/15/17	7,804,000	9,359,923

Hologic Inc., Series 2010, Sr. Unsec. Conv. Notes, 2.00%, 12/15/16(c)(d)	8,000,000	9,165,000

Series 2012, Sr. Unsec. Conv. Notes, 2.00%, 03/01/18(c)(d)	2,400,000	2,458,500

Insulet Corp. Sr. Unsec. Conv. Notes, 3.75%, 06/15/16	5,227,000	9,500,072

Integra Lifesciences Holdings Corp. Sr. Unsec. Conv. Notes, 1.63%, 12/15/16	8,500,000	9,079,063

NuVasive Inc. Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	13,000,000	15,502,500

Teleflex Inc. Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	8,200,000	14,580,625

Volcano Corp. Sr. Unsec. Conv. Notes, 1.75%, 12/01/17	14,780,000	14,696,862

Wright Medical Group, Inc. Sr. Unsec. Conv. Notes, 2.00%, 08/15/17	13,250,000	18,077,969

		102,420,514

Health Care Facilities–1.75%

Brookdale Senior Living Inc. Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	13,550,000	18,504,219

HealthSouth Corp. Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(c)	17,868,000	19,643,632

		38,147,851

Health Care REIT’s–0.79%

Health Care REIT, Inc. Sr. Unsec. Conv. Notes, 3.00%, 12/01/14(c)	14,421,000	17,115,924

Health Care Services–1.10%

Omnicare, Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.75%, 04/01/42	10,397,000	15,666,979

Sr. Unsec. Sub. Conv. Notes, 3.50%, 02/15/44	8,200,000	8,312,750

		23,979,729

Health Care Technology–1.13%

Allscripts Healthcare Solutions Inc. Sr. Unsec. Conv. Notes, 1.25%, 07/01/20(b)	15,580,000	19,299,725

Medidata Solutions Inc. Sr. Unsec. Conv. Notes, 1.00%, 08/01/18(b)	4,337,000	5,310,114

		24,609,839

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Home Entertainment Software–1.47%

Electronic Arts Inc. Sr. Unsec. Conv. Notes, 0.75%, 07/15/16	$13,100,000	$15,286,063

Take-Two Interactive Software, Inc. Sr. Unsec. Conv. Notes, 1.00%, 07/01/18	13,500,000	16,605,000

		31,891,063

Homebuilding–1.34%

KB Home Sr. Unsec. Gtd. Conv. Notes, 1.38%, 02/01/19	17,065,000	17,619,612

Toll Brothers Finance Corp. Sr. Unsec. Gtd. Conv. Notes, 0.50%, 12/15/17(c)	10,862,000	11,527,298

		29,146,910

Housewares & Specialties–1.05%

Jarden Corp. Sr. Unsec. Gtd. Sub. Conv. Notes, 1.88%, 09/15/18	16,300,000	22,748,688

Industrial REIT’s–0.70%

ProLogis L.P. Sr. Unsec. Gtd. Conv. Notes., 3.25%, 03/15/15	12,896,000	15,120,560

Internet Retail–2.02%

Ctrip.com International Ltd. (China) Sr. Unsec. Conv. Notes, 1.25%, 10/15/16(b)(c)	6,195,000	6,171,769

Priceline Group Inc. (The) Sr. Unsec. Conv. Notes, 0.35%, 06/15/20(b)	3,500,000	4,149,688

1.00%, 03/15/18	12,800,000	18,184,000

Shutterfly Inc. Sr. Unsec. Conv. Notes, 0.25%, 05/15/18(b)	15,476,000	15,350,257

		43,855,714

Internet Software & Services–3.76%

Akamai Technologies, Inc. Sr. Unsec. Conv. Notes, 0.00%, 02/15/19(b)(e)	8,100,000	8,034,228

Cornerstone OnDemand Inc. Sr. Unsec. Conv. Notes, 1.50%, 07/01/18(b)	15,206,000	17,410,870

Dealertrack Technologies, Inc. Sr. Unsec. Gtd. Conv. Notes, 1.50%, 03/15/17	9,900,000	14,095,125

Move Inc. Sr. Unsec. Conv. Notes, 2.75%, 09/01/18(b)	4,337,000	4,261,102

Qihoo 360 Technology Co. Ltd. (China) Sr. Unsec. Conv. Notes, 2.50%, 09/15/16(b)(c)	6,070,000	7,181,569

Web.com Group Inc. Sr. Unsec. Conv. Notes, 1.00%, 08/15/18	9,370,000	11,074,169

Yahoo! Inc. Sr. Unsec. Conv. Notes, 0.00%, 12/01/18(b)(e)	19,230,000	19,638,637

		81,695,700

	Principal Amount	Value

Investment Banking & Brokerage–1.16%

Cowen Group, Inc. Sr. Unsec. Conv. Notes, 3.00%, 03/15/19(b)	$8,588,000	$9,292,903

FXCM Inc. Sr. Unsec. Conv. Notes, 2.25%, 06/15/18(b)	15,342,000	15,917,325

		25,210,228

Leisure Products–0.20%

Callaway Golf Co. Sr. Unsec. Conv. Bonds, 3.75%, 08/15/19	3,000,000	4,284,375

Life Sciences Tools & Services–0.85%

Illumina Inc. Sr. Unsec. Conv. Notes, 0.25%, 03/15/16(b)	10,100,000	18,375,738

Managed Health Care–1.80%

Molina Healthcare Inc. Sr. Unsec. Conv. Bonds, 1.13%, 01/15/20	18,013,000	20,275,883

Wellpoint Inc. Sr. Unsec. Conv. Bonds, 2.75%, 10/15/42	12,800,000	18,776,000

		39,051,883

Mortgage REIT’s–2.59%

Annaly Capital Management Inc. Sr. Unsec. Conv. Notes, 5.00%, 05/15/15	4,184,000	4,288,600

Blackstone Mortgage Trust, Inc. Sr. Unsec. Conv. Notes, 5.25%, 12/01/18	13,541,000	15,165,920

Colony Financial, Inc. Sr. Unsec. Conv. Notes, 3.88%, 01/15/21	12,893,000	13,392,604

iStar Financial Inc. Sr. Unsec. Conv. Notes, 1.50%, 11/15/16(b)	11,884,000	12,916,422

Pennymac Corp. Sr. Unsec. Gtd. Conv. Notes, 5.38%, 05/01/20(b)	10,854,000	10,609,785

		56,373,331

Movies & Entertainment–0.18%

XM Satellite Radio Inc. Sr. Unsec. Gtd. Sub. Conv. Notes, 7.00%, 12/01/14(b)	2,200,000	3,914,625

Office REIT’s–0.89%

SL Green Operating Partnership L.P. Sr. Unsec. Gtd. Conv. Notes, 3.00%, 10/15/17(b)	14,769,000	19,384,313

Oil & Gas Equipment & Services–2.05%

Helix Energy Solutions Group, Inc. Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(c)	13,267,000	16,434,496

Hornbeck Offshore Services, Inc. Sr. Unsec. Gtd. Conv. Notes, 1.50%, 09/01/19	12,542,000	14,305,719

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Oil & Gas Equipment & Services–(continued)

SEACOR Holdings Inc. Sr. Unsec. Conv. Notes, 3.00%, 11/19/20(b)(c)	$14,022,000	$13,829,197

		44,569,412

Oil & Gas Exploration & Production–3.76%

Chesapeake Energy Corp. Sr. Unsec. Gtd. Conv. Notes, 2.50%, 05/15/17(c)	8,330,000	8,517,425

Cobalt International Energy Inc. Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	11,303,000	10,660,142

Emerald Oil, Inc. Sr. Unsec. Conv. Notes, 2.00%, 04/01/19(b)	10,885,000	11,293,188

Energy XXI Bermuda Ltd. Sr. Unsec. Conv. Notes, 3.00%, 12/15/18(b)	20,774,000	20,384,487

Goodrich Petroleum Corp. Sr. Unsec. Gtd. Conv. Notes, 5.00%, 10/01/17(c)	16,140,000	16,684,725

Stone Energy Corp. Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	11,545,000	14,171,487

		81,711,454

Oil & Gas Refining & Marketing–0.17%

Alon USA Energy, Inc. Sr. Unsec. Conv. Notes, 3.00%, 09/15/18(b)	3,096,000	3,736,485

Pharmaceuticals–1.92%

Auxilium Pharmaceuticals Inc. Sr. Unsec. Conv. Notes, 1.50%, 07/15/18	8,824,000	11,680,770

Medicines Co. (The) Sr. Unsec. Conv. Bonds, 1.38%, 06/01/17	5,000,000	6,109,375

Pacira Pharmaceuticals Inc. Sr. Unsec. Conv. Bonds, 3.25%, 02/01/19	1,233,000	3,513,279

Salix Pharmaceuticals Ltd. Sr. Unsec. Conv. Notes, 1.50%, 03/15/19	12,000,000	20,347,500

		41,650,924

Precious Metals & Minerals–1.01%

Stillwater Mining Co. Sr. Unsec. Conv. Notes, 1.75%, 10/15/19(c)	16,700,000	21,856,125

Semiconductor Equipment–3.05%

GT Advanced Technologies Inc. Sr. Unsec. Conv. Notes, 3.00%, 12/15/20	13,534,000	21,933,539

Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	10,800,000	13,452,750

Novellus Systems Inc. Sr. Unsec. Gtd. Conv. Notes, 2.63%, 05/15/41	4,500,000	7,703,437

	Principal Amount	Value

Semiconductor Equipment–(continued)

Photronics Inc. Sr. Unsec. Conv. Notes, 3.25%, 04/01/16	$4,525,000	$4,988,813

SunEdison Inc. Sr. Unsec. Conv. Notes, 2.00%, 10/01/18(b)	12,570,000	18,336,487

		66,415,026

Semiconductors–5.86%

Intel Corp., Jr. Unsec. Sub. Conv. Deb., 2.95%, 12/15/35(b)	1,300,000	1,533,188

2.95%, 12/15/35	10,476,000	12,355,132

Jr. Unsec. Sub. Conv. Notes, 3.25%, 08/01/39	8,940,000	12,552,088

Linear Technology Corp., Series A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/17(c)	9,075,000	10,861,641

Micron Technology Inc., Series G, Sr. Unsec. Conv. Bonds, 3.00%, 11/15/28(c)	27,100,000	29,826,937

NVIDIA Corp. Sr. Unsec. Conv. Notes, 1.00%, 12/01/18(b)	22,600,000	24,845,875

ON Semiconductor Corp., Series B, Sr. Unsec. Gtd. Sub. Conv. Notes, 2.63%, 12/15/16(c)	17,220,000	21,094,500

SunPower Corp. Sr. Unsec. Conv. Notes, 4.50%, 03/15/15	1,358,000	2,065,009

Xilinx Inc. Sr. Unsec. Conv. Notes, 2.63%, 06/15/17	6,530,000	12,276,400

		127,410,770

Specialized Finance–1.05%

Air Lease Corp. Sr. Unsec. Conv. Notes, 3.88%, 12/01/18	15,100,000	22,942,563

Specialty Chemicals–0.88%

RPM International Inc. Sr. Unsec. Conv. Notes, 2.25%, 12/15/20	16,526,000	19,232,133

Steel–0.76%

AK Steel Corp. Sr. Unsec. Gtd. Conv. Notes, 5.00%, 11/15/19	5,303,000	8,010,844

United States Steel Corp. Sr. Unsec. Conv. Notes, 2.75%, 04/01/19	6,600,000	8,584,125

		16,594,969

Systems Software–1.58%

NetSuite Inc. Sr. Unsec. Conv. Notes, 0.25%, 06/01/18(b)	16,510,000	17,768,887

ServiceNow Inc. Sr. Unsec. Conv. Notes, 0.00%, 11/01/18(b)(e)	15,312,000	16,479,540

		34,248,427

Technology Hardware, Storage & Peripherals–1.04%

SanDisk Corp. Sr. Unsec. Conv. Notes, 0.50%, 10/15/20(b)	20,362,000	22,525,463

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Thrifts & Mortgage Finance–1.42%

MGIC Investment Corp. Sr. Unsec. Conv. Notes, 5.00%, 05/01/17	$15,974,000	$18,459,954

Radian Group Inc., Sr. Unsec. Conv. Notes,

2.25%, 03/01/19	2,799,000	4,291,217

3.00%, 11/15/17	5,501,000	8,182,737

		30,933,908

Total U.S. Dollar Denominated Bonds and Notes (Cost $1,493,539,173)		1,691,100,317

	Shares

Preferred Stocks–16.24%

Aerospace & Defense–1.09%

United Technologies Corp., $3.75 Jr. Unsec. Sub. Conv. Pfd.	357,500	23,798,775

Airlines–0.10%

American Airlines Group Inc., Series A, $1.56 Conv. Pfd.	79,410	2,191,716

Asset Management & Custody Banks–1.09%

AMG Capital Trust II, $2.58 Jr. Gtd. Sub. Conv. Pfd.	369,100	23,737,744

Diversified Banks–2.24%

Bank of America Corp., Series L, $72.50 Conv. Pfd.	21,100	24,142,831

Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	21,000	24,633,000

		48,775,831

Electric Utilities–2.01%

NextEra Energy, Inc., $2.94 Conv. Pfd.	357,200	21,907,076

PPL Corp., $4.38 Conv. Pfd.	397,800	21,759,660

		43,666,736

Industrial Machinery–0.96%

Stanley Black & Decker, Inc., $6.25 Conv. Pfd.	193,733	20,911,540

Life & Health Insurance–0.73%

MetLife Inc., $1.25 Conv. Pfd.	512,400	15,781,920

Multi-Utilities–0.98%

Dominion Resources, Inc., Series B, $3.00 Conv. Pfd.	368,600	21,294,022

Oil & Gas Exploration & Production–1.17%

Chesapeake Energy Corp., $57.50 Conv. Pfd. (b)	13,143	14,761,232

Sanchez Energy Corp., Series A, $2.44 Conv. Pfd.	27,794	2,081,076

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Sanchez Energy Corp., Series A, $2.44 Conv. Pfd. (b)	115,195	$8,625,225

		25,467,533

Packaged Foods & Meats–0.75%

Post Holdings, Inc., $3.75 Conv. Pfd. (b)	41,411	5,274,105

Post Holdings, Inc., Series C, $2.50 Conv. Pfd. (b)	100,085	11,071,903

		16,346,008

Railroads–0.94%

Genesee & Wyoming Inc., $5.00 Conv. Pfd.	157,800	20,337,264

Real Estate Development–0.37%

Forestar Group, Inc., $1.50 Conv. Pfd.	326,159	8,072,435

Regional Banks–1.02%

KeyCorp, Series A, $7.75 Conv. Pfd.	18,000	2,322,000

Wintrust Financial Corp., Class C $50.00 Conv. Pfd.	15,373	19,883,054

		22,205,054

Reinsurance–0.99%

Maiden Holdings Ltd., Series B, $3.63 Conv. Pfd.	440,148	21,501,230

Specialized REIT’s–1.80%

Crown Castle International Corp., Series A, $4.50 Conv. Pfd.	208,270	21,116,495

Weyerhaeuser Co., Series A, $3.19 Conv. Pfd.	329,200	17,974,320

		39,090,815

Total Preferred Stocks (Cost $337,366,315)		353,178,623

Common Stocks–1.45%

Airlines–0.61%

American Airlines Group Inc. (f)	362,898	13,282,067

Diversified Banks–0.19%

Citigroup Inc.	84,714	4,032,386

Life & Health Insurance–0.17%

MetLife, Inc.	71,559	3,778,315

Trucking–0.48%

Swift Transportation Co. (f)	417,142	10,324,265

Total Common Stocks (Cost $25,400,748)		31,417,033

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Shares	Value

Money Market Funds–4.45%

Liquid Assets Portfolio –Institutional Class (g)	48,314,729	$48,314,729

Premier Portfolio –Institutional Class (g)	48,314,728	48,314,728

Total Money Market Funds (Cost $96,629,457)		96,629,457

TOTAL INVESTMENTS–99.92% (Cost $1,952,935,693)		2,172,325,430

OTHER ASSETS LESS LIABILITIES–0.08%		1,824,901

NET ASSETS–100.00%		$2,174,150,331

Investment Abbreviations:

Conv.	—Convertible
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2014 was $597,600,622, which represented 27.49% of the Fund’s Net Assets.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(e)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(f)	Non-income producing security.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Convertible Securities Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Convertible Securities Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$387,718,339	$93,506,774	$--	$481,225,113
Corporate Debt Securities	--	1,691,100,317	--	1,691,100,317
Total Investments	$387,718,339	$1,784,607,091	$--	$2,172,325,430

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $615,912,326 and $300,442,349, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$224,709,346
Aggregate unrealized (depreciation) of investment securities	(18,936,185)
Net unrealized appreciation of investment securities	$205,773,161
Cost of investments for tax purposes is $1,966,552,269.

Invesco Convertible Securities Fund

Invesco Allocation Funds

Invesco Conservative Allocation Fund Invesco Growth Allocation Fund Invesco Moderate Allocation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2014

invesco.com/us	AAS-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2014

(Unaudited)

Invesco Conservative Allocation Fund

Schedule of Investments in Affiliated Issuers–100.04%(a)

	% of Net Assets 03/31/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/14	Value 03/31/14
Asset Allocation Funds–12.93%
Invesco Balanced-Risk Allocation Fund	5.95%	$21,813,558	$435,670	$(1,511,725)	$386,719	$(56,209)	$—	1,744,041	$21,068,013
Invesco Balanced-Risk Commodity Strategy Fund	3.86%	13,816,219	290,413	(579,933)	170,566	(36,497)	—	1,524,639	13,660,768
Invesco Global Markets Strategy Fund	3.12%	11,004,540	497,649	(49,464)	(389,235)	(3,909)	—	1,136,648	11,059,581
Total Asset Allocation Funds		46,634,317	1,223,732	(2,141,122)	168,050	(96,615)	—	4,405,328	45,788,362
Domestic Equity Funds–19.47%
Invesco American Franchise Fund	1.93%	7,204,837	78,631	(422,858)	(161,373)	119,554	—	403,718	6,818,791
Invesco Charter Fund	3.02%	10,586,455	103,180	(312,852)	280,656	50,437	—	461,546	10,707,876
Invesco Comstock Fund	2.04%	7,159,075	252,939	(291,355)	31,943	86,423	28,649	300,250	7,239,025
Invesco Diversified Dividend Fund	3.98%	13,881,892	217,697	(468,537)	369,845	104,593	61,949	806,028	14,105,490
Invesco Endeavor Fund	2.15%	7,408,691	101,554	(188,356)	257,825	25,915	—	335,938	7,605,629
Invesco Growth and Income Fund	2.69%	9,336,673	290,024	(329,672)	143,819	68,272	34,223	344,159	9,509,116
Invesco Small Cap Equity Fund(b)	1.77%	6,309,295	169,236	(203,973)	(45,774)	47,895	—	348,898	6,276,679
PowerShares Fundamental Pure Large Growth Portfolio - ETF	1.89%	6,648,012	48,744	(162,098)	133,952	29,518	13,611	229,300	6,698,128
Total Domestic Equity Funds		68,534,930	1,262,005	(2,379,701)	1,010,893	532,607	138,432	3,229,837	68,960,734
Fixed-Income Funds–54.56%
Invesco Core Plus Bond Fund	24.42%	85,566,203	1,436,072	(1,921,194)	1,399,210	(30,373)	1,007,015	8,056,842	86,449,918
Invesco Emerging Market Local Currency Debt Fund	3.31%	11,334,548	667,180	(288,703)	25,481	(33,105)	130,487	1,340,825	11,705,401
Invesco Floating Rate Fund	5.40%	19,156,500	413,558	(461,873)	1,596	(1,274)	209,076	2,391,553	19,108,507
Invesco High Yield Fund	4.91%	17,297,516	264,413	(414,629)	212,366	16,858	264,415	3,827,428	17,376,524
Invesco Premium Income Fund	4.02%	13,809,370	218,138	(255,336)	460,328	(13,203)	191,876	1,396,787	14,219,297
PowerShares 1-30 Laddered Treasury Portfolio-ETF	12.50%	42,348,864	2,019,018	(1,651,878)	1,623,403	(80,693)	272,176	1,455,400	44,258,714
Total Fixed-Income Funds		189,513,001	5,018,379	(4,993,613)	3,722,384	(141,790)	2,075,045	18,468,835	193,118,361
Foreign Equity Funds–10.91%
Invesco Developing Markets Fund	3.29%	11,020,289	720,050	(223,950)	143,165	(12,524)	—	356,833	11,647,030
Invesco International Growth Fund	3.71%	13,087,754	478,275	(549,129)	30,490	83,718	—	380,722	13,131,108
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio - ETF	3.91%	14,162,737	486,955	(789,883)	(103,141)	109,412	142,052	316,000	13,866,080
Total Foreign Equity Funds		38,270,780	1,685,280	(1,562,962)	70,514	180,606	142,052	1,053,555	38,644,218
Real Estate Funds–1.91%
Invesco Global Real Estate Fund	1.91%	6,681,190	87,824	(202,698)	214,083	(890)	41,859	561,683	6,779,509
Money Market Funds–0.26%
Liquid Assets Portfolio	0.13%	936,349	4,117,014	(4,595,337)	—	—	103	458,026	458,026
Premier Portfolio	0.13%	936,350	4,117,013	(4,595,338)	—	—	40	458,025	458,025
Total Money Market Funds		1,872,699	8,234,027	(9,190,675)	—	—	143	916,051	916,051
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $315,775,309)	100.04%	$351,506,917	$17,511,247	$(20,470,771)	$5,185,924	$473,918	$2,397,531		354,207,235
OTHER ASSETS LESS LIABILITIES	(0.04)%								(128,317)
NET ASSETS	100.00%								$354,078,918

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded funds.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

March 31, 2014

(Unaudited)

Invesco Growth Allocation Fund

Schedule of Investments in Affiliated Issuers–100.07%(a)

	% of Net Assets 03/31/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales		Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/14	Value 03/31/14
Asset Allocation Funds–18.96%
Invesco Balanced-Risk Allocation Fund	7.92%	$122,907,101	$1,760,290	$(32,724,559)		$3,189,444	$(1,133,661)	$—	7,781,342	$93,998,615
Invesco Balanced-Risk Commodity Strategy Fund	5.79%	69,147,572	979,375	(2,112,702)		852,456	(230,718)	—	7,660,266	68,635,983
Invesco Global Markets Strategy Fund	5.25%	61,897,648	3,662,326	(1,081,279)		(2,099,881)	(75,256)	—	6,403,243	62,303,558
Total Asset Allocation Funds		253,952,321	6,401,991	(35,918,540)		1,942,019	(1,439,635)	—	21,844,851	224,938,156
Domestic Equity Funds–43.27%
Invesco American Franchise Fund	4.27%	53,248,758	—	(2,254,574)		(1,104,839)	721,438	—	2,996,494	50,610,783
Invesco Charter Fund	6.70%	78,330,003	38,078	(1,255,334)		2,146,758	228,461	—	3,426,205	79,487,966
Invesco Comstock Fund	4.55%	52,857,500	1,310,604	(1,067,947)		547,047	275,263	213,405	2,236,519	53,922,467
Invesco Diversified Dividend Fund	8.85%	102,679,545	461,138	(1,538,649)		3,104,448	292,221	461,138	5,999,926	104,998,703
Invesco Endeavor Fund	4.79%	55,042,592	615,173	(960,856)		2,012,768	56,027	—	2,507,319	56,765,704
Invesco Growth and Income Fund	5.95%	69,520,255	971,061	(1,337,477)		1,049,455	429,405	254,208	2,556,377	70,632,699
Invesco Small Cap Equity Fund(b)	3.95%	46,736,199	1,001,334	(789,715)		(226,320)	183,478	—	2,607,281	46,904,976
PowerShares Fundamental Pure Large Growth Portfolio - ETF	4.21%	49,242,632	—	(515,832)		1,107,301	61,550	101,393	1,708,100	49,895,651
Total Domestic Equity Funds		507,657,484	4,397,388	(9,720,384)		8,636,618	2,247,843	1,030,144	24,038,221	513,218,949
Fixed-Income Funds–9.01%
Invesco Core Plus Bond Fund	2.99%	—	35,435,816	—		44,093	—	110,189	3,306,608	35,479,909
Invesco Premium Income Fund	—%	80,600,826	751,851	(65,969,878	)(d)	1,388,511	700,254	751,851	—	—
PowerShares 1-30 Laddered Treasury Portfolio-ETF	6.02%	—	70,774,065	—		659,025	—	150,336	2,349,000	71,433,090
Total Fixed-Income Funds		80,600,826	106,961,732	(65,969,878)		2,091,629	700,254	1,012,376	5,655,608	106,912,999
Foreign Equity Funds–24.24%
Invesco Developing Markets Fund	7.31%	81,563,605	4,236,604	—		927,168	—	—	2,657,089	86,727,377
Invesco International Growth Fund	8.25%	97,069,864	1,501,173	(1,447,501)		54,252	659,771	—	2,836,694	97,837,559
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio - ETF	8.68%	104,881,641	2,137,652	(3,933,682)		(601,680)	519,981	1,055,227	2,347,400	103,003,912
Total Foreign Equity Funds		283,515,110	7,875,429	(5,381,183)		379,740	1,179,752	1,055,227	7,841,183	287,568,848
Real Estate Funds–4.27%
Invesco Global Real Estate Fund	4.27%	49,437,649	469,344	(855,306)		1,585,103	(39,550)	312,404	4,191,983	50,597,240
Money Market Funds–0.32%
Liquid Assets Portfolio	0.16%	1,794,162	31,001,373	(30,946,093)		—	—	406	1,849,442	1,849,442
Premier Portfolio	0.16%	1,794,162	31,001,373	(30,946,093)		—	—	146	1,849,442	1,849,442
Total Money Market Funds		3,588,324	62,002,746	(61,892,186)		—	—	552	3,698,884	3,698,884
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $971,005,477)	100.07%	$1,178,751,714	$188,108,630	$(179,737,477)		$14,635,109	$2,648,664 (c)	$3,410,703		$1,186,935,076
OTHER ASSETS LESS LIABILITIES	(0.07)%									(787,988)
NET ASSETS	100.00%									$1,186,147,088

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
The Fund invests in Class R6 shares of the mutual funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Includes $17,471,564 of proceeds from sales of transfer in kind from Invesco Premium Income Fund.
(d)	Reflects sales proceeds for securities received as part of the transfer in kind from Invesco Premium Income Fund.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

March 31, 2014

(Unaudited)

Invesco Moderate Allocation Fund

Schedule of Investments in Affiliated Issuers–100.04%(a)

	% of Net Assets 03/31/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales		Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/14	Value 03/31/14
Asset Allocation Funds–15.89%
Invesco Balanced-Risk Allocation Fund	6.94%	$73,276,690	$5,157,257	$(15,915,958)		$1,227,864	$(21,567)	$—	5,275,189	$63,724,286
Invesco Balanced-Risk Commodity Strategy Fund	4.84%	44,087,308	1,191,761	(1,302,177)		556,538	(146,302)	—	4,953,921	44,387,128
Invesco Global Markets Strategy Fund	4.11%	36,836,843	3,917,437	(1,741,598)		(1,237,169)	(73,021)	—	3,874,871	37,702,492
Total Asset Allocation Funds		154,200,841	10,266,455	(18,959,733)		547,233	(240,890)	—	14,103,981	145,813,906
Domestic Equity Funds–32.42%
Invesco American Franchise Fund	3.19%	29,837,872	350,568	(727,628)		(464,444)	252,519	—	1,731,729	29,248,887
Invesco Charter Fund	5.03%	43,820,854	2,253,877	(1,230,911)		1,070,094	300,623	—	1,992,006	46,214,537
Invesco Comstock Fund	3.41%	29,542,302	2,219,824	(985,783)		393,363	88,567	123,709	1,296,486	31,258,273
Invesco Diversified Dividend Fund	6.65%	57,460,751	2,382,805	(754,779)		1,962,634	6,556	268,157	3,489,027	61,057,967
Invesco Endeavor Fund	3.58%	30,724,316	1,459,554	(516,626)		1,146,674	49,411	—	1,451,560	32,863,329
Invesco Growth and Income Fund	4.45%	38,816,399	1,508,838	(366,789)		749,418	95,835	146,853	1,476,790	40,803,701
Invesco Small Cap Equity Fund(b)	2.96%	26,150,905	1,866,815	(822,748)		(196,409)	194,350	—	1,511,557	27,192,913
PowerShares Fundamental Pure Large Growth Portfolio - ETF	3.15%	27,627,324	1,347,561	(694,290)		673,518	(5,814)	58,826	991,000	28,948,299
Total Domestic Equity Funds		283,980,723	13,389,842	(6,099,554)		5,334,848	982,047	597,545	13,940,155	297,587,906
Fixed-Income Funds–30.09%
Invesco Core Plus Bond Fund	10.98%	81,434,082	21,306,696	(3,274,492)		1,425,498	(83,697)	1,017,432	9,394,975	100,808,087
Invesco Emerging Market Local Currency Debt Fund	3.06%	21,492,154	6,523,035	(24,319)		94,687	(3,428)	270,316	3,216,739	28,082,129
Invesco Floating Rate Fund	3.02%	27,321,949	1,486,437	(1,112,072)		62,950	(62,229)	300,622	3,466,462	27,697,035
Invesco High Yield Fund	4.01%	32,865,359	4,779,917	(1,315,216)		435,269	(1,897)	517,178	8,097,673	36,763,432
Invesco Premium Income Fund	—%	52,955,705	1,664,081	(44,352,423	)(d)	1,030,912	358,869	499,664	—	—
PowerShares 1-30 Laddered Treasury Portfolio-ETF	9.02%	54,242,600	29,343,839	(2,939,693)		2,340,378	(162,448)	403,911	2,723,600	82,824,676
Total Fixed-Income Funds		270,311,849	65,104,005	(53,018,215)		5,389,694	45,170	3,009,123	26,899,449	276,175,359
Foreign Equity Funds–18.18%
Invesco Developing Markets Fund	5.48%	45,651,237	4,080,446	—		595,310	—	—	1,541,881	50,326,993
Invesco International Growth Fund	6.19%	54,211,746	2,605,652	(492,295)		472,027	(1,463)	—	1,646,729	56,795,667
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio - ETF	6.51%	58,620,804	3,215,873	(2,100,552)		(124,229)	121,948	611,945	1,361,300	59,733,844
Total Foreign Equity Funds		158,483,787	9,901,971	(2,592,847)		943,108	120,485	611,945	4,549,910	166,856,504
Real Estate Funds–3.19%
Invesco Global Real Estate Fund	3.19%	27,625,838	1,028,021	(233,771)		897,882	(11,161)	180,950	2,428,070	29,306,809
Money Market Funds–0.28%
Liquid Assets Portfolio	0.14%	4,469,025	13,009,304	(16,211,804)		—	—	367	1,266,525	1,266,525
Premier Portfolio	0.14%	4,469,025	13,009,304	(16,211,804)		—	—	134	1,266,525	1,266,525
Total Money Market Funds		8,938,050	26,018,608	(32,423,608)		—	—	501	2,533,050	2,533,050
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $779,088,775)	100.04%	$903,541,088	$125,708,902	$(113,327,728)		$13,112,765	$895,651 (c)	$4,400,064		$918,273,534
OTHER ASSETS LESS LIABILITIES	(0.04)%									(394,133)
NET ASSETS	100.00%									$917,879,401

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
The Fund invests in Class R6 shares of the mutual funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Includes $11,657,144 of proceeds from sales of transfer in kind from Invesco Premium Income Fund.
(d)	Reflects sales proceeds for securities received as part of the transfer in kind from Invesco Premium Income Fund.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

Each Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”) or exchange traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

Invesco Allocation Funds

A.	Security Valuations – (continued)

include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Invesco Allocation Funds

NOTE 3 -- Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the three months ended		At March 31, 2014
	March 31, 2014*		Federal Tax	Unrealized	Unrealized	Net Unrealized
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	Appreciation
Invesco Conservative Allocation Fund	$ 9,277,220	$ 11,280,096	$ 323,370,234	$ 33,996,870	$ (3,159,869)	$ 30,837,001
Invesco Growth Allocation Fund	126,105,884	117,845,291	980,758,089	214,964,181	(8,787,194)	206,176,987
Invesco Moderate Allocation Fund	99,690,294	80,904,120	788,845,636	138,692,986	(9,265,088)	129,427,898

*Excludes money market funds, if any. Includes sales of U.S. Treasury obligations, received as part of the transfer in kind of Invesco Premium Income Fund, of $2,722,807 and $1,815,205 for Invesco Growth Allocation Fund and Invesco Moderate Allocation Fund, respectively.

**Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Invesco Allocation Funds

Invesco Global Low Volatility Equity Yield Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2014

invesco.com/us	GLVEY-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.19%

Australia–14.50%

Commonwealth Bank of Australia	30,952	$2,228,074
CSL Ltd.	35,650	2,299,780
DUET Group	1,826,370	3,523,053
Flight Centre Travel Group Ltd.	60,925	2,965,782
Ramsay Health Care Ltd.	80,982	3,614,693
Sonic Healthcare Ltd.	199,118	3,189,113
Telstra Corp. Ltd.	693,271	3,270,121
Woodside Petroleum Ltd.	99,034	3,583,758
Woolworths Ltd.	48,940	1,621,222
		26,295,596

Austria–0.57%

Oesterreichische Post AG	20,669	1,040,711

Belgium–1.87%
Belgacom S.A.	108,112	3,392,857

Canada–14.13%

Baytex Energy Corp.	85,700	3,529,416
Bell Aliant, Inc.	143,500	3,510,576
Canadian Oil Sands Ltd.	175,400	3,680,020
Capital Power Corp.	68,600	1,596,301
Davis + Henderson Corp.	19,300	539,904
Enerplus Corp.	177,700	3,553,035
Husky Energy Inc.	103,400	3,102,094
Stantec Inc.	31,700	1,937,908
Superior Plus Corp.	115,800	1,276,074
TransAlta Corp.	249,100	2,893,734
		25,619,062

Denmark–1.64%

TDC AS	322,161	2,978,129

France–2.99%

Electricite de France	45,144	1,787,713
GDF Suez	132,534	3,631,567
		5,419,280

Germany–3.53%

Freenet AG	109,587	3,836,652
ProSiebenSat.1 Media AG	28,820	1,321,674
Telefonica Deutschland Holding AG	155,842	1,242,184
		6,400,510

Ireland–1.67%

Shire PLC	61,441	3,023,418

Israel–2.05%

Bezeq The Israeli Telecommunication Corp. Ltd.	2,087,866	3,719,200

	Shares	Value

Japan–1.94%

Daito Trust Construction Co., Ltd.	2,500	$230,979
Tokyo Gas Co., Ltd.	650,000	3,295,561
		3,526,540

Netherlands–0.21%

Koninklijke Ahold N.V.	19,292	387,494

New Zealand–2.53%

Sky Network Television Ltd.	230,506	1,253,825
Telecom Corp. of New Zealand Ltd.	1,573,953	3,333,122
		4,586,947

Norway–0.84%

Prosafe S.E.	190,706	1,527,966

Singapore–0.49%

Singapore Post Ltd.	821,000	888,433

Spain–1.95%

Banco Santander S.A.	369,765	3,530,845

Sweden–4.82%

Intrum Justitia AB	74,356	2,028,716
Loomis AB -Class B	24,425	628,295
Skandinaviska Enskilda Banken AB -Class A	241,714	3,317,980
TeliaSonera AB	367,046	2,770,269
		8,745,260

United Kingdom–14.46%

AstraZeneca PLC	50,110	3,246,876
Berendsen PLC	79,969	1,490,566
BP PLC	409,317	3,278,041
Britvic PLC	272,606	3,374,906
BT Group PLC	429,342	2,732,604
Micro Focus International PLC	84,172	1,165,453
Next PLC	31,220	3,442,025
Reed Elsevier PLC	40,877	625,134
Royal Dutch Shell PLC -Class A	83,537	3,051,469
WH Smith PLC	190,078	3,821,353
		26,228,427

United States–26.00%

Amdocs Ltd.	9,300	432,078
Archer-Daniels-Midland Co.	76,300	3,310,657
AT&T Inc.	71,500	2,507,505
CA, Inc.	17,400	538,878
Cisco Systems, Inc.	148,800	3,334,608
ConocoPhillips	43,400	3,053,190
Edison International	12,900	730,269
Entergy Corp.	45,500	3,041,675
Everest Re Group, Ltd.	4,300	658,115
Frontier Communications Corp.	652,600	3,719,820
GameStop Corp. -Class A	29,900	1,228,890
Lexmark International, Inc. -Class A	81,100	3,754,119

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

	Shares	Value

United States–(continued)

Lockheed Martin Corp.	21,100	$3,444,364
Marvell Technology Group Ltd.	69,900	1,100,925
Northrop Grumman Corp.	28,100	3,466,978
Pfizer Inc.	95,000	3,051,400
Prospect Capital Corp.	318,437	3,439,120
R. R. Donnelley & Sons Co.	161,300	2,887,270
Windstream Holdings Inc.	419,600	3,457,504
		47,157,365
Total Common Stocks & Other Equity Interests (Cost $150,247,507)		174,468,040

Money Market Funds–3.18%

Liquid Assets Portfolio –Institutional Class (a)	2,887,774	2,887,774
Premier Portfolio –Institutional Class (a)	2,887,773	2,887,773
Total Money Market Funds (Cost $5,775,547)		5,775,547
TOTAL INVESTMENTS–99.37% (Cost $156,023,054)		180,243,587
OTHER ASSETS LESS LIABILITIES–0.63%		1,139,719
NET ASSETS–100.00%		$181,383,306

Notes to Schedule of Investments:

(a)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Global Low Volatility Equity Yield Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations.

Invesco Global Low Volatility Equity Yield Fund

E.	Forward Foreign Currency Contracts – (continued)

The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

Invesco Global Low Volatility Equity Yield Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2014, there were transfers from Level 1 to Level 2 of $10,335,983 and from Level 2 to Level 1 of $24,184,375, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$20,797,401	$5,498,195	$--	$26,295,596
Austria	1,040,711	--	--	1,040,711
Belgium	--	3,392,857	--	3,392,857
Canada	25,619,062	--	--	25,619,062
Denmark	2,978,129	--	--	2,978,129
France	--	5,419,280	--	5,419,280
Germany	1,242,184	5,158,326	--	6,400,510
Ireland	--	3,023,418	--	3,023,418
Israel	3,719,200	--	--	3,719,200
Japan	--	3,526,540	--	3,526,540
Netherlands	387,494	--	--	387,494
New Zealand	3,333,122	1,253,825	--	4,586,947
Norway	1,527,966	--	--	1,527,966
Singapore	--	888,433	--	888,433
Spain	--	3,530,845	--	3,530,845
Sweden	5,974,991	2,770,269	--	8,745,260
United Kingdom	5,707,488	20,520,939	--	26,228,427
United States	52,932,912	--	--	52,932,912
	125,260,660	54,982,927	--	180,243,587
Futures*	33,304	--	--	33,304
Total Investments	$125,293,964	$54,982,927	$--	$180,276,891
* Unrealized appreciation.

Invesco Global Low Volatility Equity Yield Fund

NOTE 3 -- Derivative Investments

Open Futures Contracts at Period-End(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index	Long	22	June-2014	$2,051,060	$ 15,195
Dow Jones EURO STOXX 50 Index	Long	20	June-2014	854,112	27,460
FTSE 100 Index	Long	3	June-2014	327,280	(199)
SGX NIKKEI 225 Index	Long	5	June-2014	356,762	(9,152)
Total Future Contracts – Market risk					$ 33,304

(a) Futures collateralized by $235,965 cash held with Merrill Lynch & Co., Inc. the futures commission merchant.

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $34,200,259 and $27,440,269, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$26,272,158
Aggregate unrealized (depreciation) of investment securities	(2,065,080)
Net unrealized appreciation of investment securities	$24,207,078
Cost of investments for tax purposes is $156,036,509.

Invesco Global Low Volatility Equity Yield Fund

Invesco Income Allocation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2014

invesco.com/us	INCAL-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2014

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers–99.62%(a)

	% of Net Assets 03/31/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/14	Value 03/31/14
Domestic Equity Funds–24.76%
Invesco Diversified Dividend Fund	8.84%	$15,964,443	$1,197,228	$(89,162)	$568,711	$2,427	$77,075	1,008,208	$17,643,647
Invesco Dividend Income Fund	15.92%	28,563,972	2,296,443	(167,179)	1,097,941	(808)	196,158	1,642,913	31,790,369
Total Domestic Equity Funds		44,528,415	3,493,671	(256,341)	1,666,652	1,619	273,233	2,651,121	49,434,016
Fixed-Income Funds–63.49%
Invesco Core Plus Bond Fund	14.79%	26,801,034	2,466,202	(169,965)	445,523	(4,651)	330,963	2,752,856	29,538,143
Invesco Corporate Bond Fund	8.32%	14,922,354	1,364,378	(94,734)	416,341	(2,283)	174,213	2,303,198	16,606,056
Invesco Floating Rate Fund	6.93%	12,775,875	1,127,507	(78,017)	(507)	(290)	146,258	1,730,234	13,824,568
Invesco High Yield Fund	10.34%	18,768,241	1,736,871	(114,239)	261,308	(909)	301,693	4,548,738	20,651,272
Invesco International Total Return Fund	4.99%	9,045,510	732,050	(55,726)	243,007	(1,587)	31,955	903,287	9,963,254
Invesco Premium Income Fund	13.30%	23,616,083	2,304,441	(156,033)	807,420	(12,231)	344,174	2,609,006	26,559,680
Invesco Short Term Bond Fund	4.82%	8,929,978	744,671	(55,726)	10,692	(305)	44,576	1,105,546	9,629,310
Total Fixed-Income Funds		114,859,075	10,476,120	(724,440)	2,183,784	(22,256)	1,373,832	15,952,865	126,772,283
Foreign Equity Funds–4.97%
PowerShares International Dividend Achievers Portfolio - ETF	4.97%	9,268,878	857,023	(105,372)	(97,481)	(1,188)	156,410	544,260	9,921,860
Real Estate Funds–6.40%
PowerShares Active U.S. Real Estate Fund - ETF	6.40%	10,964,672	1,007,773	(127,715)	953,080	(8,075)	26,934	207,693	12,789,735
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $189,736,225)	99.62%	$179,621,040	$15,834,587	$(1,213,868)	$4,706,035	$(29,900)	$1,830,409		$198,917,894
OTHER ASSETS LESS LIABILITIES	0.38%								755,037
NET ASSETS	100.00%								$199,672,931

Investment Abbreviations:

ETF       – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded funds.

See accompanying notes which are an integral part of this schedule.

Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

The Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”) or exchange traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Income Allocation Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Invesco Income Allocation Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $15,834,587 and $1,213,868, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,581,340
Aggregate unrealized (depreciation) of investment securities	(771,633)
Net unrealized appreciation of investment securities	$2,809,707
Cost of investments for tax purposes is $196,108,187.

Invesco Income Allocation Fund

Invesco International Allocation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2014

invesco.com/us	INTAL-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2014

(Unaudited)

Invesco International Allocation Fund

Schedule of Investments in Affiliated Issuers–100.24%(a)

	% of Net Assets 03/31/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/14	Value 03/31/14
Foreign Equity Funds–99.74%
Invesco Developing Markets Fund	4.18%	$8,006,446	$59,289	$(307,675)	$73,059	$(12,172)	$—	239,551	$7,818,947
Invesco Emerging Market Equity Fund	4.31%	8,472,093	59,289	(307,675)	(131,622)	(13,578)	—	1,114,277	8,078,507
Invesco International Core Equity Fund	30.82%	58,302,709	408,434	(2,119,542)	1,800,039	(706,389)	—	5,016,109	57,685,251
Invesco International Growth Fund	22.82%	43,700,203	296,445	(1,538,377)	307,531	(52,862)	—	1,238,415	42,712,940
Invesco International Small Company Fund	10.14%	18,919,003	131,754	(683,723)	645,971	(22,114)	—	864,795	18,990,891
PowerShares International Dividend Achievers Portfolio - ETF	27.47%	53,188,502	421,902	(1,575,626)	(659,287)	38,870	821,024	2,820,316	51,414,361
Total Foreign Equity Funds		190,588,956	1,377,113	(6,532,618)	2,035,691	(768,245)	821,024		186,700,897
Money Market Funds–0.50%
Liquid Assets Portfolio – Institutional Class	0.25%	411,867	2,319,691	(2,260,967)	—	—	22	470,591	470,591
Premier Portfolio – Institutional Class	0.25%	411,867	2,319,691	(2,260,967)	—	—	8	470,591	470,591
Total Money Market Funds		823,734	4,369,382	(4,521,934)	—	—	30		941,182
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $168,437,443)	100.24%	$191,412,690	$6,016,495	$(11,054,552)	$2,035,691	$(768,245)	$821,054		$187,642,079
OTHER ASSETS LESS LIABILITIES	(0.24)%								(451,297)
NET ASSETS	100.00%								$187,190,782

Investment Abbreviations:

ETF- Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded fund.

See accompanying notes which are an integral part of this schedule.

Invesco International Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

The Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”) or exchange traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco.

A.       Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco International Allocation Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Invesco International Allocation Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $1,377,113 and $6,532,618, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$20,274,437
Aggregate unrealized (depreciation) of investment securities	(25,931,089)
Net unrealized appreciation (depreciation) of investment securities	$(5,656,652)
Cost of investments for tax purposes is $193,298,731.

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund
Quarterly Schedule of Portfolio Holdings March 31, 2014

invesco.com/us MCCE-QTR-1 3/14 Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–87.71%

Air Freight & Logistics–0.67%

C.H. Robinson Worldwide, Inc.	331,545	$17,369,643

Apparel, Accessories & Luxury Goods–0.06%

Prada S.p.A. (Italy)	198,700	1,554,966

Asset Management & Custody Banks–2.11%

Northern Trust Corp.	836,145	54,817,666

Auto Parts & Equipment–1.75%

Dana Holding Corp.	1,949,067	45,354,789

Brewers–1.72%

Molson Coors Brewing Co. -Class B	760,653	44,772,036

Communications Equipment–2.66%

F5 Networks, Inc. (b)	404,962	43,181,098

Riverbed Technology, Inc. (b)	1,315,047	25,919,576

		69,100,674

Computer & Electronics Retail–1.00%

GameStop Corp. -Class A	633,533	26,038,206

Construction & Engineering–2.66%

Chicago Bridge & Iron Co. N.V.	522,706	45,553,828

Foster Wheeler AG (Switzerland)(b)	725,663	23,525,994

		69,079,822

Construction Machinery & Heavy Trucks–2.04%

Joy Global Inc.	436,284	25,304,472

Terex Corp.	626,388	27,748,988

		53,053,460

Construction Materials–1.67%

CRH PLC (Ireland)	1,550,415	43,221,518

Consumer Electronics–0.90%

Harman International Industries, Inc.	219,131	23,315,538

Data Processing & Outsourced Services–0.67%

Jack Henry & Associates, Inc.	309,898	17,279,912

Department Stores–1.22%

Macy’s, Inc.	534,992	31,719,676

Education Services–0.48%

Houghton Mifflin Harcourt Co. (b)	606,581	12,331,792

	Shares	Value

Electrical Components & Equipment–1.03%

Regal-Beloit Corp.	366,459	26,645,234

Electronic Components–1.59%

Amphenol Corp. -Class A	450,397	41,278,885

Environmental & Facilities Services–2.06%

Clean Harbors, Inc. (b)	415,783	22,780,750

Republic Services, Inc.	901,504	30,795,377

		53,576,127

Fertilizers & Agricultural Chemicals–1.18%

Mosaic Co. (The)	612,794	30,639,700

Footwear–1.02%

Wolverine World Wide, Inc.	930,377	26,562,263

Gold–0.29%

Kinross Gold Corp. (Canada)(b)	1,810,614	7,495,942

Health Care Distributors–1.93%

Cardinal Health, Inc.	386,821	27,069,733

Patterson Cos. Inc.	548,555	22,907,657

		49,977,390

Health Care Equipment–0.96%

ResMed Inc.	558,232	24,947,388

Health Care Facilities–2.35%

Community Health Systems Inc. (b)	806,282	31,582,066

Tenet Healthcare Corp. (b)	685,714	29,355,416

		60,937,482

Homebuilding–0.80%

D.R. Horton, Inc.	956,929	20,717,513

Hotels, Resorts & Cruise Lines–0.92%

Norwegian Cruise Line Holdings Ltd. (b)	741,101	23,915,329

Industrial Machinery–5.05%

ITT Corp.	509,306	21,777,924

Kennametal Inc.	609,472	26,999,610

SPX Corp.	144,186	14,174,926

Stanley Black & Decker Inc.	445,417	36,185,677

Timken Co. (The)	544,508	32,006,180

		131,144,317

Insurance Brokers–1.74%

Marsh & McLennan Cos., Inc.	918,373	45,275,789

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

	Shares	Value

Internet Software & Services–0.49%

Equinix, Inc. (b)	68,746	$12,707,011

Life & Health Insurance–1.99%

Torchmark Corp.	656,131	51,637,510

Life Sciences Tools & Services–2.15%

Agilent Technologies, Inc.	600,080	33,556,474

Waters Corp. (b)	204,799	22,202,259

		55,758,733

Marine–1.33%

Kirby Corp. (b)	339,774	34,402,118

Multi-Utilities–0.85%

CMS Energy Corp.	754,608	22,094,922

Oil & Gas Drilling–2.26%

Nabors Industries Ltd.	1,487,429	36,665,125

Rowan Cos. PLC -Class A (b)	656,728	22,118,599

		58,783,724

Oil & Gas Equipment & Services–4.97%

Cameron International Corp. (b)	647,373	39,988,230

Dresser-Rand Group, Inc. (b)	371,000	21,670,110

TETRA Technologies, Inc. (b)	2,219,497	28,409,562

Weatherford International Ltd. (b)	2,250,145	39,062,517

		129,130,419

Oil & Gas Exploration & Production–3.20%

Concho Resources Inc. (b)	321,853	39,426,993

Rosetta Resources, Inc. (b)	507,564	23,642,331

Vermilion Energy, Inc. (Canada)	319,388	19,952,720

		83,022,044

Packaged Foods & Meats–2.21%

Hain Celestial Group, Inc. (The) (b)	290,021	26,528,221

JM Smucker Co. (The)	315,876	30,715,782

		57,244,003

Paper Packaging–1.55%

Packaging Corp. of America	572,000	40,251,640

Pharmaceuticals–2.37%

Endo International PLC (b)	516,519	35,459,030

Shire PLC -ADR (Ireland)	176,255	26,179,155

		61,638,185

Property & Casualty Insurance–3.76%

Arch Capital Group Ltd. (b)	754,000	43,385,160

Progressive Corp. (The)	2,238,740	54,222,283

		97,607,443

Regional Banks–1.12%

First Republic Bank	537,915	29,042,031

	Shares	Value

Restaurants–1.18%

Brinker International, Inc.	585,065	$30,686,659

Semiconductor Equipment–3.68%

KLA-Tencor Corp.	288,577	19,952,214

Lam Research Corp. (b)	473,067	26,018,685

Teradyne, Inc.	2,491,946	49,564,806

		95,535,705

Semiconductors–4.51%

Hittite Microwave Corp.	137,393	8,661,255

Linear Technology Corp.	1,266,715	61,676,353

Xilinx, Inc.	860,307	46,688,861

		117,026,469

Soft Drinks–0.68%

Dr Pepper Snapple Group, Inc.	325,087	17,704,238

Specialized Finance–1.67%

Moody’s Corp.	546,201	43,324,663

Specialty Chemicals–3.14%

Albemarle Corp.	283,603	18,836,911

International Flavors & Fragrances Inc.	330,162	31,586,598

Sigma-Aldrich Corp.	331,983	31,000,573

		81,424,082

Steel–0.72%

Allegheny Technologies, Inc.	495,180	18,658,382

Systems Software–1.16%

Symantec Corp.	1,510,612	30,166,922

Technology Hardware, Storage & Peripherals–1.50%

NetApp, Inc.	1,056,562	38,987,138

Trading Companies & Distributors–0.69%

WESCO International, Inc. (b)	214,529	17,853,103

Total Common Stocks & Other Equity Interests(Cost $1,640,575,716)		2,276,810,201

Money Market Funds–12.46%

Liquid Assets Portfolio –Institutional Class (c)	161,677,777	161,677,777

Premier Portfolio –Institutional Class (c)	161,677,776	161,677,776

Total Money Market Funds (Cost $323,355,553)		323,355,553

TOTAL INVESTMENTS–100.17% (Cost $1,963,931,269)		2,600,165,754

OTHER ASSETS LESS LIABILITIES–(0.17)%		(4,308,868)

NET ASSETS–100.00%		$2,595,856,886

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Mid Cap Core Equity Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations.

Invesco Mid Cap Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,556,944,236	$43,221,518	$--	$2,600,165,754

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $209,935,710 and $92,771,445, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$658,969,343
Aggregate unrealized (depreciation) of investment securities	(24,305,698)
Net unrealized appreciation of investment securities	$634,663,645
Cost of investments for tax purposes is $1,965,502,109.

Invesco Mid Cap Core Equity Fund

Invesco Small Cap Growth Fund
Quarterly Schedule of Portfolio Holdings March 31, 2014

invesco.com/us SCG-QTR-1 3/14 Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.01%

Aerospace & Defense–1.51%

Hexcel Corp. (b)	411,974	$17,937,348

TransDigm Group, Inc.	97,481	18,053,481

		35,990,829

Air Freight & Logistics–1.09%

Forward Air Corp.	412,984	19,042,692

Hub Group, Inc. -Class A (b)	177,521	7,099,065

		26,141,757

Apparel Retail–0.76%

DSW Inc. -Class A	502,679	18,026,069

Apparel, Accessories & Luxury Goods–0.75%

G-III Apparel Group, Ltd. (b)	249,894	17,887,413

Application Software–9.86%

ANSYS, Inc. (b)	223,671	17,227,140

Aspen Technology, Inc. (b)	823,377	34,878,250

Cadence Design Systems, Inc. (b)	1,049,194	16,304,475

Informatica Corp. (b)	531,055	20,063,258

Interactive Intelligence Group, Inc. (b)	323,846	23,478,835

Manhattan Associates, Inc. (b)	1,425,314	49,928,749

Mentor Graphics Corp.	793,069	17,463,379

MicroStrategy Inc. -Class A (b)	97,853	11,291,258

NetScout Systems, Inc. (b)	495,888	18,635,471

Qlik Technologies Inc. (b)	467,530	12,431,623

SolarWinds, Inc. (b)	323,310	13,782,705

		235,485,143

Asset Management & Custody Banks–2.17%

Affiliated Managers Group, Inc. (b)	88,076	17,619,604

Janus Capital Group Inc. (c)	1,372,972	14,924,205

SEI Investments Co.	571,600	19,211,476

		51,755,285

Auto Parts & Equipment–0.79%

Tenneco Inc. (b)	324,773	18,859,568

Automotive Retail–1.40%

Group 1 Automotive, Inc.	237,477	15,592,740

Monro Muffler Brake, Inc. (c)	313,046	17,806,056

		33,398,796

Biotechnology–5.21%

Acorda Therapeutics Inc. (b)	327,428	12,412,795

BioMarin Pharmaceutical Inc. (b)	252,193	17,202,085

Exact Sciences Corp. (b)(c)	592,585	8,396,929

	Shares	Value

Biotechnology–(continued)

Incyte Corp. (b)	533,823	$28,570,207

InterMune, Inc. (b)	452,532	15,146,246

Seattle Genetics, Inc. (b)(c)	405,178	18,459,910

United Therapeutics Corp. (b)	257,096	24,174,737

		124,362,909

Broadcasting–0.64%

Sinclair Broadcast Group, Inc. -Class A (c)	564,079	15,280,900

Building Products–0.99%

A.O. Smith Corp.	513,770	23,643,695

Communications Equipment–0.98%

ARRIS Group Inc. (b)	826,474	23,290,037

Construction & Engineering–0.94%

MasTec Inc. (b)	517,341	22,473,293

Construction Machinery & Heavy Trucks–2.16%

WABCO Holdings Inc. (b)	214,997	22,695,083

Wabtec Corp.	373,950	28,981,125

		51,676,208

Construction Materials–0.80%

Martin Marietta Materials, Inc. (c)	147,908	18,983,992

Data Processing & Outsourced Services–0.81%

Alliance Data Systems Corp. (b)	70,828	19,297,089

Distributors–0.81%

Pool Corp.	315,431	19,342,229

Electric Utilities–0.86%

ITC Holdings Corp.	548,499	20,486,438

Electrical Components & Equipment–1.00%

Acuity Brands, Inc.	180,082	23,873,471

Electronic Components–0.93%

Littelfuse, Inc.	237,600	22,248,864

Electronic Equipment & Instruments–1.46%

Cognex Corp. (b)	622,324	21,071,891

National Instruments Corp.	483,566	13,873,508

		34,945,399

Electronic Manufacturing Services–0.51%

IPG Photonics Corp. (b)(c)	169,702	12,062,418

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Environmental & Facilities Services–0.71%

Tetra Tech, Inc. (b)	575,268	$17,022,180

Footwear–0.83%

Steven Madden, Ltd. (b)	548,073	19,719,667

Health Care Equipment–4.30%

Insulet Corp. (b)	435,895	20,670,141

Masimo Corp. (b)	485,857	13,268,755

NuVasive, Inc. (b)	503,138	19,325,531

Sirona Dental Systems, Inc. (b)(c)	228,902	17,092,112

STERIS Corp.	394,950	18,858,862

Thoratec Corp. (b)	375,205	13,436,091

		102,651,492

Health Care Facilities–2.34%

Community Health Systems Inc. (b)	440,901	17,270,092

Community Health Systems Inc. -Rts.(b)	1,164,768	70,469

HealthSouth Corp.	513,984	18,467,445

VCA Antech, Inc. (b)	622,871	20,075,132

		55,883,138

Health Care Services–1.75%

Chemed Corp.	232,720	20,816,804

MEDNAX, Inc. (b)	337,490	20,917,630

		41,734,434

Health Care Technology–0.29%

HMS Holdings Corp. (b)	364,212	6,938,239

Home Furnishings–0.46%

Ethan Allen Interiors Inc. (c)	435,889	11,093,375

Homebuilding–0.74%

Standard Pacific Corp. (b)	2,125,266	17,660,960

Hotels, Resorts & Cruise Lines–0.52%

Choice Hotels International, Inc.	270,864	12,459,744

Industrial Machinery–2.79%

Crane Co.	273,375	19,450,631

ITT Corp.	527,594	22,559,919

Lincoln Electric Holdings, Inc.	342,762	24,682,292

		66,692,842

Internet Retail–0.79%

HomeAway Inc. (b)	503,138	18,953,208

Internet Software & Services–4.22%

Conversant, Inc. (b)	888,352	25,007,109

CoStar Group Inc. (b)	198,871	37,137,170

Dealertrack Technologies Inc. (b)	443,763	21,828,702

OpenTable, Inc. (b)(c)	216,787	16,677,424

		100,650,405

	Shares	Value

Investment Banking & Brokerage–1.59%

Greenhill & Co., Inc. (c)	236,378	$12,286,928

Stifel Financial Corp. (b)	514,530	25,603,013

		37,889,941

IT Consulting & Other Services–0.60%

EPAM Systems, Inc. (b)	437,554	14,395,527

Leisure Products–0.73%

Brunswick Corp.	382,886	17,340,907

Life & Health Insurance–1.53%

American Equity Investment Life Holding Co.	776,763	18,347,142

Protective Life Corp.	347,957	18,299,059

		36,646,201

Life Sciences Tools & Services–2.30%

PAREXEL International Corp. (b)	371,860	20,113,908

PerkinElmer, Inc.	392,885	17,703,398

Techne Corp.	199,190	17,004,850

		54,822,156

Marine–0.87%

Kirby Corp. (b)	205,030	20,759,288

Metal & Glass Containers–0.71%

Berry Plastics Group Inc. (b)	734,103	16,994,484

Office Services & Supplies–1.77%

Pitney Bowes Inc.	932,714	24,241,237

Steelcase Inc. -Class A	1,080,862	17,953,118

		42,194,355

Oil & Gas Drilling–1.51%

Atwood Oceanics, Inc. (b)	271,823	13,697,161

Patterson-UTI Energy, Inc.	708,904	22,458,079

		36,155,240

Oil & Gas Equipment & Services–1.57%

Dresser-Rand Group, Inc. (b)	266,116	15,543,835

Dril-Quip, Inc. (b)	195,799	21,949,068

		37,492,903

Oil & Gas Exploration & Production–2.81%

Energen Corp.	262,052	21,176,422

Oasis Petroleum Inc. (b)	464,292	19,374,905

Resolute Energy Corp. (b)	914,841	6,586,855

Ultra Petroleum Corp. (b)(c)	742,594	19,968,353

		67,106,535

Packaged Foods & Meats–2.30%

Annie’s, Inc. (b)(c)	449,822	18,078,346

B&G Foods Inc.	490,147	14,758,326

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Packaged Foods & Meats–(continued)

Lancaster Colony Corp.	221,991	$22,070,346

		54,907,018

Pharmaceuticals–1.84%

Jazz Pharmaceuticals PLC (b)	112,062	15,540,758

Salix Pharmaceuticals, Ltd. (b)	272,976	28,283,044

		43,823,802

Regional Banks–4.27%

East West Bancorp, Inc.	201,658	7,360,517

Hancock Holding Co.	337,708	12,376,998

Home BancShares Inc.	516,209	17,767,914

Prosperity Bancshares, Inc.	304,536	20,145,056

SVB Financial Group (b)	192,879	24,838,958

UMB Financial Corp.	301,705	19,520,314

		102,009,757

Restaurants–3.05%

Cheesecake Factory Inc. (The)	352,301	16,780,096

Domino's Pizza, Inc.	357,578	27,522,779

Jack in the Box Inc. (b)	485,717	28,628,160

		72,931,035

Semiconductor Equipment–1.30%

MKS Instruments, Inc.	412,196	12,320,538

Teradyne, Inc. (c)	937,766	18,652,166

		30,972,704

Semiconductors–1.71%

Power Integrations, Inc.	367,185	24,153,429

Silicon Laboratories Inc. (b)	317,260	16,576,835

		40,730,264

Specialized REIT's–1.48%

Corrections Corp. of America	571,475	17,898,597

Gaming and Leisure Properties, Inc. (c)	480,261	17,510,316

		35,408,913

Specialty Chemicals–1.64%

PolyOne Corp.	596,075	21,852,110

Rockwood Holdings Inc.	234,143	17,420,239

		39,272,349

Specialty Stores–0.45%

Vitamin Shoppe, Inc. (b)	227,040	10,788,941

Steel–0.73%

Carpenter Technology Corp.	263,132	17,377,237

Systems Software–1.79%

CommVault Systems, Inc. (b)(c)	221,578	14,391,491

MICROS Systems, Inc. (b)	307,397	16,270,523

Qualys Inc. (b)	471,150	11,981,345

		42,643,359

Technology Distributors–0.88%

SYNNEX Corp. (b)	347,155	21,041,065

	Shares	Value

Technology Hardware, Storage & Peripherals–1.06%

Cray, Inc. (b)	676,351	$25,241,419

Trading Companies & Distributors–1.59%

Watsco, Inc.	191,353	19,118,078

WESCO International, Inc. (b)	227,788	18,956,518

		38,074,596

Trucking–1.55%

Knight Transportation, Inc.	659,089	15,244,729

Swift Transportation Co. (b)	877,196	21,710,601

		36,955,330

Wireless Telecommunication Services–1.21%

SBA Communications Corp. -Class A (b)	317,525	28,882,074

Total Common Stocks & Other Equity Interests (Cost $1,415,087,031)		2,363,828,886

Money Market Funds–1.39%

Liquid Assets Portfolio –Institutional Class (d)	16,663,431	16,663,431

Premier Portfolio –Institutional Class (d)	16,663,431	16,663,431

Total Money Market Funds (Cost $33,326,863)		33,326,862

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.40% (Cost $1,448,413,894)		2,397,155,748

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–4.75%
Liquid Assets Portfolio - Institutional Class (Cost $113,335,600)(d)(e)	113,335,600	113,335,600

TOTAL INVESTMENTS–105.15% (Cost $1,561,749,494)		2,510,491,348

OTHER ASSETS LESS LIABILITIES–(5.15)%		(123,023,076)

NET ASSETS–100.00%		$2,387,468,272

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

Investment Abbreviations:

REIT	—Real Estate Investment Trust
Rts.	—Rights

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2014.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D. The following table presents the Fund's gross and net amount of assets available for offset by the Fund as of March 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$113,132,867	$(113,132,867)	$ --

  *Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Small Cap Growth Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

Invesco Small Cap Growth Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $235,416,452 and $218,310,202, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$972,215,569
Aggregate unrealized (depreciation) of investment securities	(23,876,929)
Net unrealized appreciation of investment securities	$948,338,640
Cost of investments for tax purposes is $1,562,152,708.

Invesco Small Cap Growth Fund

Invesco U.S. Mortgage Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2014

invesco.com/us	VK-USM-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2014

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities–105.07%

Collateralized Mortgage Obligations–9.80%

Fannie Mae ACES, 0.61%, 08/25/19(a)	$3,726,227	$3,736,603
Fannie Mae Grantor Trust, 7.50%, 01/19/39(a)	558,754	624,464
Fannie Mae Interest STRIPS 6.50%, 10/01/24, IO	386,266	60,979
8.00%, 05/01/30, IO	1,363,518	234,884
7.50%, 01/01/32, IO	470,244	84,087
Fannie Mae REMICs, 2.00%, 06/25/19	1,025,288	1,041,089
7.00%, 09/25/32	508,172	583,119
6.57%, 06/25/39(a)	1,924,745	2,211,712
4.50%, 11/25/23, IO	12,575,346	979,358
3.00%, 10/25/26, IO	5,707,125	585,353
8.00%, 08/18/27 to 09/18/27, IO	1,615,892	334,525
6.00%, 05/25/33, IO	69,443	15,001
7.00%, 05/25/33, IO	1,492,279	341,843
3.50%, 08/25/42, IO	2,661,380	420,180
1.90%, 03/25/43, IO (a)	26,886,787	2,279,499
Freddie Mac REMICs, 4.50%, 06/15/18	327,831	344,982
3.00%, 10/15/18 to 04/15/26	3,155,725	3,262,088
3.75%, 10/15/18	943,348	962,511
1.24%, 01/15/24, PO	2,198,287	2,183,526
3.00%, 09/15/25, IO	9,999,319	812,338
2.50%, 09/15/27, IO	5,536,227	586,447
1.91%, 04/15/38, IO (a)	19,132,704	1,142,825
1.92%, 02/15/39, IO (a)	15,345,905	970,744
4.00%, 12/15/41, IO	4,320,048	640,168
Freddie Mac STRIPS, 8.00%, 06/01/31, IO	2,192,178	447,581
Freddie Mac Structured Pass Through Securities, 6.50%, 02/25/43	2,815,797	3,304,745
1.53%, 07/25/44(a)	2,904,262	2,941,362
Ginnie Mae REMICs, 4.00%, 04/16/33	1,058,672	1,082,911
4.50%, 10/20/33	575,351	589,507
5.86%, 01/20/39(a)	3,463,211	3,841,176
4.51%, 07/20/41(a)	6,423,356	6,880,005
		43,525,612

Federal Home Loan Mortgage Corp. (FHLMC)–35.98%

Pass Through Ctfs., 5.00%, 10/01/18 to 06/01/40	17,139,793	18,707,045
4.50%, 05/01/38 to 02/01/42	42,226,463	45,093,731
6.50%, 07/01/14 to 08/01/33	931,793	1,046,153

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

8.50%, 01/01/17 to 08/01/31	$656,583	$780,281
7.50%, 01/01/20 to 05/01/35	713,700	837,153
3.50%, 08/01/26	1,380,410	1,450,020
6.00%, 03/01/29	9,344	10,537
8.00%, 08/01/32	420,631	513,322
5.50%, 12/01/36	811,354	892,156
5.35%, 07/01/38 to 10/17/38	4,853,773	5,378,568
5.80%, 10/01/38 to 01/20/39	3,311,963	3,793,312
5.45%, 11/25/38	4,881,498	5,360,173
4.00%, 06/01/42	8,213,914	8,530,577
Pass Through Ctfs., ARM, 2.58%, 07/01/36(a)	3,989,170	4,266,838
2.70%, 02/01/37(a)	381,761	408,628
2.80%, 03/01/37(a)	1,296,623	1,386,546
2.63%, 05/01/37(a)	1,492,823	1,590,462
2.64%, 11/01/37(a)	3,132,497	3,348,061
2.68%, 01/01/38(a)	524,976	557,248
3.89%, 03/01/41(a)	563,734	597,112
Pass Through Ctfs., TBA, 3.00%, 04/01/44(b)	23,200,000	22,367,157
3.50%, 04/01/44(b)	31,500,000	31,662,423
4.00%, 04/01/44(b)	1,200,000	1,245,234
		159,822,737

Federal National Mortgage Association (FNMA)–56.19%

Pass Through Ctfs., 6.00%, 04/01/14 to 05/01/40	6,790,807	7,598,416
8.50%, 08/01/14 to 10/01/32	833,081	1,023,036
7.50%, 04/01/15 to 08/01/37	1,129,480	1,333,613
13.00%, 06/01/15	6,440	6,517
7.00%, 02/01/18 to 12/01/33	543,138	586,105
4.50%, 05/01/19 to 10/01/41	22,938,368	24,491,703
8.00%, 07/01/20 to 04/01/33	977,373	1,173,478
6.50%, 06/01/22 to 11/01/38	7,108,337	7,993,749
5.50%, 11/01/22 to 04/01/38	20,663,899	22,936,206
4.00%, 06/01/24 to 02/01/42	12,488,493	13,017,499
5.00%, 06/01/27 to 01/01/41	13,206,266	14,445,659
9.50%, 04/01/30	153,116	179,810
5.45%, 01/01/38	967,333	1,092,753
5.63%, 03/01/41	864,790	1,004,575
3.50%, 11/01/42	2,791,562	2,814,565
3.00%, 04/01/43	3,913,123	3,783,022
Pass Through Ctfs., ARM, 2.89%, 03/01/36(a)	9,305,034	10,006,962
2.48%, 03/01/38(a)	511,536	542,319
1.98%, 02/01/39(a)	5,908,313	6,153,719
3.03%, 08/01/42(a)	1,813,356	1,853,764
2.69%, 09/01/43(a)	2,395,655	2,413,396
2.27%, 07/01/43(a)	4,798,355	4,730,805

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

Pass Through Ctfs., BAL, 3.84%, 04/01/18	$3,236,292	$3,489,206
Pass Through Ctfs., TBA, 2.50%, 04/01/29(b)	8,000,000	7,996,250
3.00%, 04/01/29 to 05/01/44(b)	51,600,000	50,718,905
3.50%, 04/01/44(b)	31,600,000	31,797,500
4.00%, 04/01/44(b)	25,420,000	26,428,856
		249,612,388

Government National Mortgage Association (GNMA)–3.10%

Pass Through Ctfs., 13.00%, 10/15/14 to 05/15/15	1,089	1,097
9.50%, 02/15/16 to 08/15/22	434,658	448,176
8.00%, 05/15/16 to 12/15/21	402,819	415,749
8.50%, 02/20/17	1,153	1,229
9.00%, 09/15/17 to 08/15/24	776,607	805,474
7.00%, 08/15/22 to 01/15/29	527,183	576,666
6.50%, 04/15/26 to 11/15/28	266,167	300,265
6.00%, 01/15/28 to 04/20/29	802,102	899,938
5.50%, 05/15/33 to 10/15/34	1,728,294	1,932,209
5.00%, 11/20/37	3,363,043	3,679,187
Pass Through Ctfs., TBA, 4.00%, 04/01/44(b)	4,500,000	4,729,922
		13,789,912
Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $463,991,932)		466,750,649

Asset-Backed Securities–34.32%

Ally Master Owner Trust, Series 2014-1, Class A1, Floating Rate Pass Through Ctfs., 0.63%, 01/15/19(a)	5,000,000	5,010,428
American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 2.33%, 06/25/45(a)	1,832,422	1,860,792
BAMLL-DB Trust, Series 2012- OSI, Class A2FX, Pass Through Ctfs., 3.35%, 04/13/29(c)	4,997,674	5,164,274
Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-1, Class A4, Variable Rate Pass Through Ctfs., 5.35%, 11/10/42(a)	319,365	322,969
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class AJ, Pass Through Ctfs., 5.17%, 02/11/41	3,050,000	3,127,115
Series 2005-PWR8, Class AJ, Pass Through Ctfs., 4.75%, 06/11/41	5,000,000	5,165,180
Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.76%, 04/12/38(a)	4,055,000	4,366,868

	Principal Amount	Value
Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.76%, 04/12/38(a)(c)	$1,750,000	$1,858,238
CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 0.69%, 02/25/35(a)	893,343	843,527
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB3, Class 2A, Floating Rate Pass Through Ctfs., 2.59%, 09/25/34(a)	4,117,010	4,067,163
Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.25%, 08/25/34(a)	838,147	834,130
Series 2009-12, Class 5A1, Pass Through Ctfs., 5.50%, 07/25/37(c)	3,504,295	3,679,509
Series 2012-6, Class 2A1, Floating Rate Pass Through Ctfs., 2.43%, 08/25/36(a)(c)	3,297,314	3,365,666
COMM Mortgage Trust, Series 2013-FL3, Class B, Floating Rate Pass Through Ctfs., 2.31%, 10/13/28(a)(c)	5,000,000	5,031,227
Credit Suisse Mortgage Trust, Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 12/22/10; Cost $169,121)(c)	164,195	166,042
GCCFC Commercial Mortgage Trust, Series 2005-GG3, Class B, Pass Through Ctfs., 4.89%, 08/10/42	2,686,000	2,751,251
Hilton USA Trust, Series 2013- HLT, Class BFX, Pass Through Ctfs., 3.37%, 11/05/30(c)	6,500,000	6,603,909
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class AJ, Variable Rate Pass Through Ctfs., 5.17%, 08/15/42(a)	5,000,000	5,196,452
JP Morgan Mortgage Trust, Series 2005-A3, Class 6A5, Floating Rate Pass Through Ctfs., 2.67%, 06/25/35(a)	2,290,056	2,303,448
Series 2005-A6, Class 7A1, Floating Rate Pass Through Ctfs., 2.74%, 08/25/35(a)	1,978,117	1,886,206
Series 2013-2, Class A2, Pass Through Ctfs., 3.50%, 05/25/43(c)	4,566,284	4,497,461
JP Morgan Resecuritization Trust, Series 2009-5, Class 1A1, Floating Rate Pass Through Ctfs., 2.61%, 07/26/36(a)(c)	7,979,695	8,110,015
Series 2009-7, Class 5A1, Pass Through Ctfs., 6.00%, 02/27/37 (Acquired 08/23/11; Cost $1,206,888)(c)	1,183,224	1,227,745

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

	Principal Amount	Value
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41 (Acquired 04/22/13; Cost $6,575,185)(c)	$6,352,835	$6,664,525
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010- 1GA, Class A, Floating Rate Pass Through Ctfs., 2.75%, 09/08/39 (Acquired 11/05/10-06/25/12; Cost $10,289,133)(a)(c)	9,945,033	10,373,913
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AJ, Pass Through Ctfs., 5.32%, 11/15/40	5,420,000	5,688,951
Luminent Mortgage Trust, Series 2005-1, Class A1, Floating Rate Pass Through Ctfs., 0.41%, 11/25/35(a)	4,184,545	3,758,136
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 0.39%, 04/25/36(a)	117,100	78,447
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 0.83%, 04/25/29(a)	298,115	292,602
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 0.61%, 03/25/30(a)	2,385,161	2,350,374
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AJ, Pass Through Ctfs., 5.79%, 07/12/44	7,945,000	8,538,170
RALI Trust, Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 0.42%, 02/25/46(a)	74,947	35,917
RBSSP Resecuritization Trust, Series 2009-13, Class 10A3, Floating Rate Pass Through Ctfs., 2.63%, 01/26/36(a)(c)	2,101,576	2,146,486
Series 2010-1, Class 2A1, Floating Rate Pass Through Ctfs., 2.22%, 07/26/45(Acquired 01/31/11; Cost $3,344,076)(a)(c)	3,355,904	3,290,123
Sequoia Mortgage Trust, Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/43	2,821,292	2,614,011
Series 2013-6, Class A2, Pass Through Ctfs., 3.00%, 05/25/43	4,311,898	4,031,875
Series 2013-7, Class A2, Pass Through Ctfs., 3.00%, 06/25/43	4,829,658	4,549,678
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Pass Through Ctfs., 3.75%, 07/25/43(c)	4,450,287	4,280,823

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.45%, 09/25/34(a)	$885,496	$787,801
Series 2004-6, Class 3A2, Floating Rate Pass Through Ctfs., 2.41%, 06/25/34(a)	5,195,698	5,347,555
Structured Asset Mortgage Investments, II Trust., Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 0.38%, 05/25/45(a)	2,061,074	1,842,367
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A3, Pass Through Ctfs., 4.79%, 04/15/42	1,385,739	1,385,014
Series 2005-C20, Class AJ, Variable Rate Pass Through Ctfs., 5.33%, 07/15/42(a)	500,000	525,439
Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.41%, 10/15/44(a)	1,254,000	1,318,451
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(a)	3,462,243	3,519,562
Series 2006-AR8, Class 2A3, Floating Rate Pass Through Ctfs., 2.62%, 04/25/36(a)	1,644,656	1,600,111
Total Asset-Backed Securities (Cost $150,949,214)		152,459,946

U.S. Treasury Notes–0.24%

3.25%, 12/31/16(d) (Cost $1,005,078)	1,000,000	1,066,981

	Shares

Money Market Funds–0.23%
Liquid Assets Portfolio –Institutional Class (e)	503,535	503,535
Premier Portfolio –Institutional Class (e)	503,536	503,536
Total Money Market Funds (Cost $1,007,071)		1,007,071
TOTAL INVESTMENTS–139.86% (Cost $616,953,295)		621,284,647
OTHER ASSETS LESS LIABILITIES–(39.86)%		(177,058,993)
NET ASSETS–100.00%		$444,225,654

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

Investment Abbreviations:
ACES	—Automatically Convertible Extendable Security
ARM	—Adjustable Rate Mortgage
BAL	—Balloon
Ctfs.	—Certificates
IO	—Interest Only
PO	—Principal Only
REMIC	—Real Estate Mortgage Investment Conduits
STRIPS	—Separately Traded Registered Interest and Principal Security
TBA	—To Be Announced

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2014.

(b)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2014 was $66,459,956, which represented 14.96% of the Fund’s Net Assets.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco U.S. Mortgage Fund

A. Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco U.S. Mortgage Fund

E.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,007,071	$--	$--	$1,007,071
U.S. Treasury Securities	--	1,066,981	--	1,066,981
U.S. Government Sponsored Securities	--	466,750,649	--	466,750,649
Asset-Backed Securities	--	152,459,946	--	152,459,946
	1,007,071	620,277,576	--	621,284,647
Futures*	(35,850)	--	--	(35,850)
Total Investments	$971,221	$620,277,576	$--	$621,248,797

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2014:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk Futures contracts (a)	$127,334	$(163,184)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Invesco U.S. Mortgage Fund

Effect of Derivative Investments for the three months ended March 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss)
Futures*
Realized Gain (Loss) Interest rate risk	$(246,265)
Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(367,254)
Total	$(613,519)

* The average notional value of futures contracts outstanding during the period $82,049,010.

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Short	297	June-2014	$(65,210,063)	$21,540
U.S. Treasury 5 Year Notes	Short	140	June-2014	(16,653,438)	105,794
U.S. Treasury 10 Year Notes	Long	51	June-2014	6,298,500	(28,398)
U.S. Treasury 30 Year Bonds	Short	49	June-2014	(6,527,719)	(31,878)
Ultra U.S. Treasury Bonds	Short	41	June-2014	(5,923,219)	(102,908)
Total Interest Rate Risk					$(35,850)

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $636,569,467 and $640,828,594, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$9,191,192
Aggregate unrealized (depreciation) of investment securities	(4,884,486)
Net unrealized appreciation of investment securities	$4,306,706
Cost of investments for tax purposes is $616,977,941.

Invesco U.S. Mortgage Fund

Item 2. Controls and Procedures.

(a)	As of May 23, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	May 30, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	May 30, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	May 30, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.